Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2020 (Unaudited)

INVESTMENT COMPANIES - 89.40%	Shares	Value
Closed-End Funds - 82.44%
Aberdeen Asia-Pacific Income Fund, Inc.	129,504	$516,721
Aberdeen Emerging Markets Equity Income Fund, Inc.	161,825	1,048,626
Aberdeen Japan Equity Fund, Inc.	114,992	951,559
Adams Diversified Equity Fund, Inc.	209,433	3,394,909
Adams Natural Resources Fund, Inc.	14,428	141,106
ASA Gold and Precious Metals Ltd. (f)	13,645	290,366
Boulder Growth & Income Fund, Inc.	800,980	8,009,800
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	258,024	2,969,856
Central Securities Corp.	364,176	10,557,462
Delaware Investments Minnesota Municipal Income Fund II, Inc.	303,842	3,949,946
Dividend and Income Fund	350,673	3,191,124
DTF Tax-Free Income, Inc.	7,944	114,711
Eagle Growth & Income Opportunity Fund (a)(c)(e)	213,000	788,100
Eaton Vance Floating-Rate Income Plus Fund	195,124	2,735,639
First Eagle Senior Loan Fund	38,311	475,056
First Trust Senior Floating Rate Income Fund II	13,584	149,016
Franklin Universal Trust	114,383	780,092
General American Investors Co., Inc.	287,339	9,755,159
Highland Global Allocation Fund/CEF	145,823	904,103
Japan Smaller Capitalization Fund, Inc.	363,423	3,150,877
Latin American Discovery Fund (a)	71,179	0
MFS Investment Grade Municipal Trust	500	4,695
Nuveen Floating Rate Income Fund	118,377	983,713
Nuveen Floating Rate Income Opportunity Fund	202,464	1,660,205
Nuveen Short Duration Credit Opportunities Fund	70,732	875,662
Pioneer Diversified High Income Trust	135,457	1,830,024
Pioneer Floating Rate Trust	63,005	636,350
RMR Mortgage Trust	267,127	2,420,438
Royce Global Value Trust, Inc.	313,638	3,851,475
Royce Value Trust, Inc.	16,700	211,088
Source Capital, Inc.	171,349	6,314,211
SuRo Capital Corp.	379,034	4,108,729
Taiwan Fund, Inc.	199,147	4,586,355
The GDL Fund	51,442	431,084
The New Ireland Fund, Inc. (a)	98,329	826,947
The Swiss Helvetia Fund, Inc.	61,192	506,670
Tortoise Power and Energy Infrastructure Fund, Inc.	136,522	1,163,167
Vertical Capital Income Fund	310,486	3,083,126
Voya Prime Rate Trust	1,302,876	5,745,683
Western Asset Corporate Loan Fund, Inc.	297,331	2,753,285
		95,867,135
Business Development Companies - 6.96%
Barings BDC, Inc.	194,125	1,553,000
Crescent Capital BDC, Inc.	131,942	1,682,261
Equus Total Return, Inc. (a)	91,476	110,686
FS KKR Capital Corp. II	71,178	1,047,028
Garrison Capital, Inc.	480,021	1,833,680
MVC Capital, Inc.	239,975	1,874,205
		8,100,860
Total Investment Companies (Cost $105,781,117)		103,967,995

PREFERRED STOCKS - 4.46%
Capital Markets - 0.56%
B. Riley Financial, Inc., 6.375%	28,000	653,520
Real Estate Investment Trusts - 3.90%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	171,723	2,247,854
Sachem Capital Corp., 7.125%	60,000	1,527,000
Sachem Capital Corp., 7.750%	30,000	757,800
		4,532,654
Total Preferred Stocks (Cost $7,420,241)		5,186,174

OTHER COMMON STOCKS - 7.05%
Food & Staples Retailing - 0.94%
Village Super Market, Inc.	44,607	1,097,778
IT Services - 0.01%
American Virtual Cloud Technologies, Inc. (a)	3,000	12,570
Media - 0.75%
TEGNA, Inc.	73,800	867,150
Oil, Gas & Consumable Fuels - 0.82%
Texas Pacific Land Trust	2,100	948,276
Professional Services - 1.33%
Hill International, Inc. (a)	1,172,854	1,548,167
Real Estate Investment Trusts - 0.74%
Brookfield Property REIT, Inc.	70,751	865,992
Real Estate Management & Development - 2.46%
Griffin Industrial Realty, Inc.	35,454	1,895,017
The Howard Hughes Corp. (a)	12,000	691,200
Trinity Place Holdings, Inc. (a)	190,851	269,100
		2,855,317
Total Other Common Stocks (Cost $14,331,664)		8,195,250

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 36.00% (a)
Acamar Partners Acquisition Corp. Units	2	21
Amplitude Healthcare Acquisition Corp.	158,800	1,576,026
Apex Technology Acquisition Corp. Units	109,400	1,290,920
ArcLight Clean Transition Corp. Units (f)	100,000	1,004,000
B. Riley Principal Merger Corp. II	74,623	746,976
BowX Acquisition Corp. Units	5,950	61,047
CC Neuberger Principal Holdings II Units (f)	104,700	1,081,551
CF Finance Acquisition Corp.	59,610	619,944
CHP Merger Corp.	100,000	1,019,000
Churchill Capital Corp. II Units	1	11
Churchill Capital Corp. IV Units	200,000	2,004,000
DFP Healthcare Acquisitions Corp. Units	216,600	2,263,470
dMY Technology Group, Inc.	59,523	759,513
dMY Technology Group, Inc. Units	1	14
E.Merge Technology Acquisition Corp. Units	80,000	806,400
FG New America Acquisition Corp. Units	238,735	2,389,737
FinServ Acquisition Corp.	109,950	1,102,799
Flying Eagle Acquisition Corp.	32,813	399,006
Foley Trasimene Acquisition Corp. II Units	168,000	1,713,600
Forum Merger III Corp. Units	87,640	914,962
Fusion Acquisition Corp.	50,000	491,500
Galileo Acquisition Corp. (f)	161,812	1,601,939
GigCapital3, Inc. Units	155,220	1,606,527
GO Acquisition Corp. Units	151,000	1,522,080
Gores Holdings IV, Inc.	131,700	1,357,827
Haymaker Acquisition Corp. II	70,141	701,410
Haymaker Acquisition Corp. II Units	1	10
Healthcare Merger Corp.	98,100	995,715
Holicity, Inc. Units	25,000	258,748
Juniper Industrial Holdings, Inc. Units	166,150	1,897,416
Lionheart Acquisition Corp. II Units	50,595	503,926
Live Oak Acquisition Corp. Units	51,700	545,435
Oaktree Acquisition Corp. (f)	76,082	893,964
Oaktree Acquisition Corp. Units (f)	1	13
Pivotal Investment Corp. II	96,856	1,116,750
Pivotal Investment Corp. II Units	1	13
PropTech Acquisition Corp.	72,500	806,925
RMG Acquisition Corp.	116,400	1,244,316
SC Health Corp. Units (f)	45,715	482,750
Schultze Special Purpose Acquisition Corp.	40,000	407,200
Software Acquisition Group, Inc.	99,934	995,343
Thunder Bridge Acquisition II Ltd. (f)	111,953	1,141,921
VPC Impact Acquisition Holdings Units (f)	175,000	1,750,000
Yucaipa Acquisition Corp. Units (f)	175,000	1,785,000
Total Special Purpose Acquisition Vehicles (Cost $39,663,809)		41,859,725

	Shares
LIQUIDATING TRUSTS - 0.02%
Crossroads Liquidating Trust (a)(c)(e)(g)	292,681	20,731
Total Liquidating Trusts (Cost $940,324)		20,731

	Principal
	Amount
CONVERTIBLE NOTES - 1.66%
Emergent Capital, Inc. (b)(h)
5.000%, 02/15/2023	$3,206,898	1,934,337
Total Convertible Notes (Cost $3,112,220)		1,934,337

SENIOR SECURED NOTES - 1.20%
Emergent Capital, Inc. (b)(c)(e)
8.500%, 07/28/2021	1,600,000	1,400,000
Total Senior Secured Notes (Cost $1,600,000)		1,400,000

	Shares
WARRANTS - 1.47% (a)
Acamar Partners Acquisition Corp.
Expiration: February 2026	26,666	29,333
Exercise Price: $11.50
Agba Acquisition Ltd.
Expiration: May 2024	51,750	16,560
Exercise Price: $11.50 (f)
Alberton Acquisition Corp.
Expiration: November 2023	70,000	14,551
Exercise Price: $11.50 (f)
American Virtual Cloud Technologies, Inc.
Expiration: April 2025	19,254	5,624
Exercise Price: $11.50
Amplitude Healthcare Acquisition Corp.
Expiration: December 2026	15,000	16,800
Exercise Price: $11.50
Andina Acquisition Corp. III
Expiration: March 2024	120,950	39,914
Exercise Price: $11.50 (f)
B. Riley Principal Merger Corp. II
Expiration: May 2026	19,527	26,361
Exercise Price: $11.50
CF Finance Acquisition Corp.
Expiration: April 2025	29,725	29,130
Exercise Price: $11.50
CHP Merger Corp.
Expiration: November 2024	50,000	56,500
Exercise Price: $11.50
Churchill Capital Corp. II
Expiration: July 2024	29,554	64,528
Exercise Price: $11.50
D8 Holdings Corp.
Expiration: August 2027	46,325	33,354
Exercise Price: $11.50 (f)
dMY Technology Group, Inc.
Expiration: February 2027	48,637	145,911
Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: July 2025	640,000	0
Exercise Price: $0.00 (c)(e)
FinServ Acquisition Corp.
Expiration: December 2026	54,975	50,577
Exercise Price: $11.50
Flying Eagle Acquisition Corp.
Expiration: February 2027	20,125	65,607
Exercise Price: $11.50
Fusion Acquisition Corp.
Expiration: June 2027	25,000	27,250
Exercise Price: $11.50
Galileo Acquisition Corp.
Expiration: October 2026	187,412	116,139
Exercise Price: $11.50 (f)
GigCapital2, Inc.
Expiration: July 2024	152,250	138,547
Exercise Price: $11.50
Gores Holdings IV, Inc.
Expiration: January 2025	32,925	54,655
Exercise Price: $11.50
Haymaker Acquisition Corp. II
Expiration: October 2026	13,447	13,313
Exercise Price: $11.50
Healthcare Merger Corp.
Expiration: December 2021	49,050	87,800
Exercise Price: $11.50
International General Insurance Holdings Ltd.
Expiration: March 2025	113,800	67,996
Exercise Price: $11.50 (f)
Legacy Acquisition Corp.
Expiration: November 2022	87,762	46,953
Exercise Price: $11.50
Longevity Acquisition Corp.
Expiration: July 2025	63,286	15,822
Exercise Price: $11.50 (f)
Monocle Acquisition Corp.
Expiration: June 2024	29,751	14,846
Exercise Price: $11.50
Oaktree Acquisition Corp.
Expiration: September 2024	38,808	113,645
Exercise Price: $11.50 (f)
Pivotal Investment Corp. II
Expiration: June 2025	8,333	30,832
Exercise Price: $11.50
PropTech Acquisition Corp.
Expiration: October 2026	36,250	59,530
Exercise Price: $11.50
RMG Acquisition Corp.
Expiration: February 2026	38,800	83,032
Exercise Price: $11.50
SC Health Corp.
Expiration: August 2024	50,300	50,300
Exercise Price: $11.50 (f)
Schultze Special Purpose Acquisition Corp.
Expiration: December 2023	30,000	15,597
Exercise Price: $11.50
Software Acquisition Group, Inc.
Expiration: October 2026	49,967	47,968
Exercise Price: $11.50
Trident Acquisitions Corp.
Expiration: June 2021	165,020	60,744
Exercise Price: $11.50
Tuscan Holdings Corp.
Expiration: April 2026	23,194	11,771
Exercise Price: $11.50
Tuscan Holdings Corp. II
Expiration: July 2025	120,016	54,007
Exercise Price: $11.50
Total Warrants (Cost $1,160,175)		1,705,497

RIGHTS - 0.11% (a)
Agba Acquisition Ltd. (Expiration: November 16, 2020) (f)	51,750	11,903
Alberton Acquisition Corp. (Expiration: October 26, 2020) (f)	70,000	14,007
Andina Acquisition Corp. III (Expiration: October 31, 2020) (f)	120,950	38,704
GigCapital2, Inc. (Expiration: December 10, 2020)	152,250	50,242
Longevity Acquisition Corp. (Expiration: November 30, 2020) (f)	63,286	13,290
Total Rights (Cost $103,072)		128,146

MONEY MARKET FUNDS - 7.50%
Fidelity Institutional Government Portfolio - Class I, 0.010% (d)	4,360,825	4,360,825
STIT-Treasury Portfolio - Institutional Class, 0.016% (d)	4,360,825	4,360,825
Total Money Market Funds (Cost $8,721,650)		8,721,650

Total Investments (Cost $182,834,272) - 148.87%		173,119,505
Liabilities in Excess of Other Assets - (1.06)%		(1,232,120)
Preferred Stock - (47.81)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$116,287,985

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2020.
(c)	Fair valued securities. The total market value of these securities was $2,208,831, representing 1.90% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2020.
(e)	Illiquid securities. The total market value of these securities was $2,208,831, representing 1.90% of net assets.
(f)	Foreign-issued security.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $1,934,337, represents 1.66% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$95,079,035	$-	$788,100	$95,867,135
Business Development Companies	8,100,860	-	-	8,100,860
Preferred Stocks
Capital Markets	653,520	-	-	653,520
Real Estate Investment Trusts	4,532,654	-	-	4,532,654
Other Common Stocks
Food & Staples Retailing	1,097,778	-	-	1,097,778
IT Services	12,570	-	-	12,570
Media	867,150	-	-	867,150
Oil, Gas & Consumable Fuels	948,276	-	-	948,276
Professional Services	1,548,167	-	-	1,548,167
Real Estate Investment Trusts	865,992	-	-	865,992
Real Estate Management & Development	2,855,317	-	-	2,855,317
Special Purpose Acquisition Vehicles	39,113,484	2,746,241	-	41,859,725
Liquidating Trusts	-	-	20,731	20,731
Convertible Notes	-	1,934,337	-	1,934,337
Senior Secured Notes	-	-	1,400,000	1,400,000
Warrants	1,515,498	189,999	0	1,705,497
Rights	62,145	66,001	-	128,146
Money Market Funds	8,721,650	-	-	8,721,650
Total	$165,974,096	$4,936,578	$2,208,831	$173,119,505

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Closed-End Funds	Liquidating Trusts	Senior Secured Notes	Warrants
Balance as of 12/31/2019	$-	$98,945	$1,400,000	$0
Dispositions	-	(20,719)	-	-
Transfers into (out of) Level 3		-	-	-
Corporate Actions	870,978	-	-	-
Realized Gain (Loss)	-	(473,422)	-	-
Change in unrealized appreciation (depreciation)	(82,878)	415,927	-	-
Balance as of 9/30/2020	$788,100	$20,731	$1,400,000	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020	$(82,878)	$(63,415)	$-	$-

(1) Tranfer into Level 3 is due to a security currently being priced by the Adviser that was previously obtaining a price by ICE.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020:

Category	Fair Value September 30, 2020	Valuation Methodologies	Unobservable Input	Range
Closed-End Funds	$788,100	Last Traded Price	Distributions made by the Fund	$3.70-3.80
Liquidating Trusts	20,731	Last Traded Price	Financial Assessments/ Company Announcements and Discount to Liquidation Value	0.05-0.2875
Senior Secured Notes	1,400,000	Company-Specific Information	Terms of the Note/ Financial Assessments/ Company Announcements	87.50
Warrants	0	Last Traded Price	Market Assessments	0.00